Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Variable Interest Entity [Line Items]
Assets	$ 3,036,316		$ 3,159,995		$ 3,417,945
Liabilities	1,792,817		1,740,866		1,230,673
Intangible assets, net	3,011,882	[1]	3,132,796	[1],[2]	3,363,156	[2]
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets	2,100,000		2,200,000		2,300,000
Liabilities	400		400		400
Intangible assets, net	2,100,000		2,200,000		2,300,000
Intangible assets held be certain specific subsidiaries	1,900,000		2,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets	900		1,400		3,400
Liabilities	$ 400		$ 400		$ 300

[1]	As of March 31, 2024 and December 31, 2023, intangible assets, net included $2.1 billion and $2.2 billion, respectively, related to a consolidated VIE. See Note 9, Variable Interest Entities, for further details.
[2]	As of December 31, 2023 and 2022, intangible assets, net included $2.2 billion and $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.